Note 2 - Summary of Significant Accounting Policies: Cash and Cash Equivalents (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Details
Cash Equivalents, at Carrying Value	$ 0	$ 0	$ 0